Cash and cash equivalents balance from the statement of cash flows - Additional Information (Details) € in Thousands, $ in Millions					1 Months Ended			12 Months Ended
	May 07, 2025 EUR (€) shares	Oct. 17, 2024 EUR (€) shares	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Nov. 30, 2025 EUR (€) shares	Nov. 30, 2025 USD ($) shares	May 31, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash and cash equivalents balance from the statement of cash flows
Cash and cash equivalents								€ 99,312	€ 96,564	€ 26,918	€ 86,736
Decrease in cash and cash equivalents								2,700
Net cash generated by financing activities								241,286	145,592	29,081
Net cash used in operating activities								104,884	85,928	81,614
Net cash generated by investing activities								(133,186)	8,745	(7,731)
Proceeds from issuance of shares								€ 206,441	€ 57,338	€ 30,589
Tranche II, 2024 Financing arrangement in three tranches
Cash and cash equivalents balance from the statement of cash flows
Proceeds from issuance of shares and warrants	€ 115,600						€ 115,600
Net proceeds from issuance of shares and warrants	€ 108,500						€ 108,500
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Cash and cash equivalents balance from the statement of cash flows
Number of warrants issued | shares	43,437,036						43,437,036
Tranche II, 2024 Financing arrangement in three tranches | T2 New Share
Cash and cash equivalents balance from the statement of cash flows
Number of shares issued during the period | shares	42,488,883	42,488,883					42,488,883
Proceeds from issuance of shares	€ 57,400	€ 57,400
Upsized underwritten public offering including underwriters' options, at the market program | ADS
Cash and cash equivalents balance from the statement of cash flows
Number of shares issued during the period | shares					44,805,193	44,805,193
Proceeds from issuance of shares					€ 149,000	$ 172.5
Net proceeds from issuing shares					€ 139,400	$ 161.2
Licensing agreement with Hepalys
Cash and cash equivalents balance from the statement of cash flows
Upfront payment received			€ 9,500	$ 10.0